Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Trade and other receivables

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Current assets
Other receivable	-	104,868
Share sale proceeds awaiting settlement Note 5 (1)	10,502,017	-
	10,502,017	104,868

Prepayments	81,077	288,987
GST receivable/payable	30,079	(65,061)

	10,613,173	328,794

(1)	The A$10,502,017 presents the proceeds awaiting settlement for the 6,600,000 Snow Lake shares that were sold.

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024